Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	881,080	$ 890,222
Less: accumulated depreciation	(324,383)	(283,795)
Property, plant and equipment, net	556,697	606,427
Land and Waterway Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,139	13,603
Land and Waterway Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	1 year
Land and Waterway Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	20 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	55,693	58,447
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	2 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	40 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	640,861	627,068
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	1 year
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	20 years
Utility and Supply Lines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,679	7,100
Utility and Supply Lines [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	1 year
Utility and Supply Lines [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	10 years
Leasehold Interests [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	45,759	50,009
Leasehold Interests [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	1 year
Leasehold Interests [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	45 years
Other Property [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24,560	27,260
Other Property [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	1 year
Other Property [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Lives (Years)	8 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	47,196	50,982
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	46,193	$ 55,753